                     THE DOW(R) INDUSTRIALS ("DIAMONDS(R)")

                            DIAMONDS TRUST, SERIES 1

                             A UNIT INVESTMENT TRUST

                               SEMI-ANNUAL REPORT

                                 APRIL 30, 2009

                                   (UNAUDITED)

"Dow Jones Industrial Average(SM)", "DJIA(R)", "Dow Jones(R)", "The Dow(R)" and "DIAMONDS(R)" are trademarks and service marks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by State Street Global Markets, LLC pursuant to a "Licence Agreement" with Dow Jones and have been sublicensed for use for certain purposes to State Street Bank and Trust Company, as trustee for DIAMONDS Trust, Series 1, PDR Services LLC and NYSE Amex LLC. The Trust is not sponsored, endorsed, sold or promoted by Dow Jones and Dow Jones makes no representation regarding the advisability of investing in the Trust.

DIAMONDS TRUST, SERIES 1
SCHEDULE OF INVESTMENTS
APRIL 30, 2009 (UNAUDITED)

--------------------------------------------------------------------------------

COMMON STOCKS                                               SHARES           VALUE
--------------------------------------------------------------------------------------

3M Co. .................................................  6,797,684     $  391,546,598
Alcoa, Inc. ............................................  6,797,684         61,654,994
American Express Co. ...................................  6,797,684        171,437,590
AT&T, Inc. .............................................  6,797,684        174,156,664
Bank of America Corp. ..................................  6,797,684         60,703,318
Boeing Co. .............................................  6,797,684        272,247,244
Caterpillar, Inc. ......................................  6,797,684        241,861,597
Chevron Corp. ..........................................  6,797,684        449,326,912
Citigroup, Inc. ........................................  6,797,684         20,732,936
Coca-Cola Co. ..........................................  6,797,684        292,640,296
Du Pont (E.I.) de Nemours & Co. ........................  6,797,684        189,655,384
Exxon Mobil Corp. ......................................  6,797,684        453,201,592
General Electric Co. ...................................  6,797,684         85,990,703
General Motors Corp. ...................................  6,797,684         13,051,553
Hewlett-Packard Co. ....................................  6,797,684        244,580,670
Home Depot, Inc. .......................................  6,797,684        178,915,043
Intel Corp. ............................................  6,797,684        107,267,454
International Business Machines Corp. ..................  6,797,684        701,588,966
Johnson & Johnson.......................................  6,797,684        355,926,734
JPMorgan Chase & Co. ...................................  6,797,684        224,323,572
Kraft Foods, Inc. (Class A).............................  6,797,684        159,065,806
McDonald's Corp. .......................................  6,797,684        362,248,580
Merck & Co., Inc. ......................................  6,797,684        164,775,860
Microsoft Corp. ........................................  6,797,684        137,721,078
Pfizer, Inc. ...........................................  6,797,684         90,817,058
Procter & Gamble Co. ...................................  6,797,684        336,077,497
United Technologies Corp. ..............................  6,797,684        331,998,887
Verizon Communications, Inc. ...........................  6,797,684        206,241,733
Wal-Mart Stores, Inc. ..................................  6,797,684        342,603,274
Walt Disney Co. ........................................  6,797,684        148,869,279
                                                                        --------------
Total Common Stocks -- (Cost $11,521,031,346)...........                $6,971,228,872
                                                                        ==============




See accompanying notes to financial statements.

DIAMONDS TRUST, SERIES 1
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2009 (UNAUDITED)

--------------------------------------------------------------------------------


ASSETS
  Investments in securities, at value..........................      $6,971,228,872
  Cash.........................................................          10,419,930
  Receivable for DIAMONDS issued in-kind.......................              36,291
  Dividends receivable.........................................          13,381,855
                                                                    ---------------
Total Assets...................................................       6,995,066,948
                                                                    ---------------

LIABILITIES
  Income distribution payable..................................          11,003,959
  Accrued Trustee expense......................................             337,349
  Accrued expenses and other liabilities.......................           2,988,847
                                                                    ---------------
Total Liabilities..............................................          14,330,155
                                                                    ---------------
NET ASSETS.....................................................      $6,980,736,793
                                                                    ===============

NET ASSETS CONSIST OF:
  Paid in surplus..............................................      12,323,013,246
  Undistributed net investment income..........................           8,077,503
  Accumulated net realized loss on investments.................        (800,551,482)
  Net unrealized depreciation on investments...................      (4,549,802,474)
                                                                    ---------------
NET ASSETS.....................................................      $6,980,736,793
                                                                    ===============

NET ASSET VALUE PER DIAMOND....................................              $81.66
                                                                             ======
UNITS OF FRACTIONAL UNDIVIDED INTEREST
  ("DIAMONDS") OUTSTANDING, UNLIMITED UNITS AUTHORIZED, $0.00
  PAR VALUE....................................................          85,480,423
                                                                    ---------------

COST OF INVESTMENTS............................................     $11,521,031,346
                                                                    ===============




See accompanying notes to financial statements.

DIAMONDS TRUST, SERIES 1
STATEMENTS OF OPERATIONS


--------------------------------------------------------------------------------

                                   FOR THE SIX MONTHS ENDED
                                        APRIL 30, 2009       FOR THE YEAR ENDED  FOR THE YEAR ENDED  FOR THE YEAR ENDED
                                          (UNAUDITED)         OCTOBER 31, 2008    OCTOBER 31, 2007    OCTOBER 31, 2006
                                   ------------------------  ------------------  ------------------  ------------------
INVESTMENT INCOME
     Dividend income.............       $   146,469,373        $   234,266,377     $  172,683,551      $  154,659,959
                                        ---------------        ---------------     --------------      --------------

EXPENSES
     Trustee expense.............             2,286,263              4,878,701          4,232,050           4,562,765
     Marketing expense...........             2,350,966              5,319,946          4,437,144           3,903,738
     DJIA license fee............             1,616,899              4,152,507          2,555,000           2,555,000
     Legal and audit services....                96,667                181,128            174,890             100,378
     Other expenses..............               155,563                389,842            218,083             384,919
                                        ---------------        ---------------     --------------      --------------
Total expenses...................             6,506,358             14,922,124         11,617,167          11,506,800
     Trustee earnings credits....                    --                     --           (965,742)           (418,803)
                                        ---------------        ---------------     --------------      --------------
Net expenses after Trustee
  earnings credits...............             6,506,358             14,922,124         10,651,425          11,087,997
                                        ---------------        ---------------     --------------      --------------
NET INVESTMENT INCOME............           139,963,015            219,344,253        162,032,126         143,571,962
                                        ---------------        ---------------     --------------      --------------

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
     Net realized gain (loss) on
          investment
          transactions...........          (364,088,011)          (172,099,218)       854,766,927         413,807,291
     Net change in unrealized
          appreciation
          (depreciation).........          (862,953,617)        (3,238,666,792)       139,514,977         517,345,427
                                        ---------------        ---------------     --------------      --------------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS..........        (1,227,041,628)        (3,410,766,010)       994,281,904         931,152,718
                                        ---------------        ---------------     --------------      --------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS.....................       $(1,087,078,613)       $(3,191,421,757)    $1,156,314,030      $1,074,724,680
                                        ===============        ===============     ==============      ==============




See accompanying notes to financial statements.

DIAMONDS TRUST, SERIES 1
STATEMENTS OF CHANGES IN NET ASSETS


--------------------------------------------------------------------------------

                              FOR THE SIX MONTHS ENDED
                                   APRIL 30, 2009       FOR THE YEAR ENDED  FOR THE YEAR ENDED  FOR THE YEAR ENDED
                                     (UNAUDITED)         OCTOBER 31, 2008    OCTOBER 31, 2007    OCTOBER 31, 2006
                              ------------------------  ------------------  ------------------  ------------------
INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS:
     Net investment income..       $   139,963,015        $   219,344,253     $  162,032,126      $   143,571,962
     Net realized gain
          (loss) on
          investment
          transactions......          (364,088,011)          (172,099,218)       854,766,927          413,807,291
     Net change in
          unrealized
          appreciation
          (depreciation)....          (862,953,617)        (3,238,666,792)       139,514,977          517,345,427
                                   ---------------        ---------------     --------------      ---------------

NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING FROM
  OPERATIONS................        (1,087,078,613)        (3,191,421,757)     1,156,314,030        1,074,724,680
                                   ---------------        ---------------     --------------      ---------------

NET EQUALIZATION CREDITS AND
  CHARGES...................            (6,171,245)             1,639,517        (13,594,558)          (1,800,594)
                                   ---------------        ---------------     --------------      ---------------

DISTRIBUTIONS TO UNITHOLDERS
  FROM NET INVESTMENT
  INCOME....................          (134,378,632)          (218,527,182)      (147,731,248)        (141,435,357)
                                   ---------------        ---------------     --------------      ---------------

NET INCREASE (DECREASE) IN
  NET ASSETS FROM ISSUANCE
  AND REDEMPTION OF
  DIAMONDS..................          (905,864,993)         3,182,648,908      1,785,284,683       (1,781,857,294)
                                   ---------------        ---------------     --------------      ---------------

NET INCREASE (DECREASE) IN
  NET ASSETS................        (2,133,493,483)          (225,660,514)     2,780,272,907         (850,368,565)

NET ASSETS AT BEGINNING OF
  YEAR......................         9,114,230,276          9,339,890,790      6,559,617,883        7,409,986,448
                                   ---------------        ---------------     --------------      ---------------

NET ASSETS END OF PERIOD*...       $ 6,980,736,793        $ 9,114,230,276     $9,339,890,790      $ 6,559,617,883
                                   ===============        ===============     ==============      ===============

*INCLUDES UNDISTRIBUTED NET
  INVESTMENT INCOME.........       $     8,077,503        $     2,493,120     $   17,835,012      $     3,534,134
                                   ---------------        ---------------     --------------      ---------------




See accompanying notes to financial statements.

DIAMONDS TRUST, SERIES 1
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A DIAMOND OUTSTANDING DURING THE YEAR

--------------------------------------------------------------------------------

                              FOR THE SIX
                                 MONTHS         FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR     FOR THE YEAR
                                 ENDED              ENDED          ENDED          ENDED          ENDED            ENDED
                               APRIL 30,         OCTOBER 31,    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,      OCTOBER 31,
                                 2009*              2008           2007           2006           2005             2004
                              -----------       ------------   ------------   ------------   ------------     ------------
NET ASSET VALUE, BEGINNING
  OF YEAR...................   $    93.22        $   139.17     $   120.69     $   104.31     $   100.48       $    98.20
                               ----------        ----------     ----------     ----------     ----------       ----------
INVESTMENT OPERATIONS:
  Net investment income
     (1)....................         1.44              2.96           2.85           2.45           2.39 (5)         1.94
  Net realized and
     unrealized gain (loss)
     on investments.........       (11.51)           (45.91)         18.57          16.37           3.91             2.28
                               ----------        ----------     ----------     ----------     ----------       ----------
TOTAL FROM INVESTMENT
  OPERATIONS................       (10.07)           (42.95)         21.42          18.82           6.30             4.22
                               ----------        ----------     ----------     ----------     ----------       ----------
NET EQUALIZATION CREDITS AND
  CHARGES (1)...............        (0.06)             0.02          (0.24)         (0.03)         (0.03)            0.00 (2)
                               ----------        ----------     ----------     ----------     ----------       ----------
LESS DISTRIBUTIONS FROM:
  Net investment income.....        (1.43)            (3.02)         (2.70)         (2.41)         (2.44)           (1.94)
                               ----------        ----------     ----------     ----------     ----------       ----------
NET ASSET VALUE, END OF
  PERIOD....................   $    81.66        $    93.22     $   139.17     $   120.69     $   104.31       $   100.48
                               ==========        ==========     ==========     ==========     ==========       ==========
TOTAL INVESTMENT RETURN
  (3).......................       (10.82)%          (31.23)%        17.72%         18.23%          6.23%            4.27%
RATIOS AND SUPPLEMENTAL DATA
Ratio to average net assets:
  Net investment income.....         3.57% (6)         2.49%          2.19%          2.21%          2.27%            1.89%
  Total expenses............         0.17% (6)         0.17%          0.16%          0.18%          0.18%            0.18%
  Net expenses excluding
     Trustee earnings
     credit.................         0.17% (6)         0.17%          0.14%          0.17%          0.17%            0.18%
Portfolio turnover rate
  (4).......................         0.00%            11.27%          1.45%          0.01%          7.69%           13.88%
NET ASSETS, END OF PERIOD
  (000'S)...................   $6,980,737        $9,114,230     $9,339,891     $6,559,618     $7,409,986       $8,190,891



--------------------------------------------------------------------------------
   *   Unaudited

   (1) Per unit numbers have been calculated using the average shares method.

   (2) Amount shown represents less than $0.005.

   (3) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of the Trust. Broker commission charges are not included in the calculation.

   (4) Portfolio turnover ratio excludes securities received or delivered from processing creations or redemptions of DIAMONDS.

   (5) Net investment income per unit reflects receipt of a one time dividend from a portfolio holding (Microsoft Corp.). The effect of this dividend amounted to $0.22 per unit.

   (6) Annualized

See accompanying notes to financial statements.

DIAMONDS TRUST, SERIES 1
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2009 (UNAUDITED)

--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION
DIAMONDS Trust, Series 1 (the "Trust") is a unit investment trust created under the laws of the State of New York and registered under the Investment Company Act of 1940, as amended. The Trust was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the component common stocks, in substantially the same weighting, which comprise the Dow Jones Industrial Average (the "DJIA"). Each unit of fractional undivided interest in the Trust is referred to as a "DIAMOND". The Trust commenced operations on January 14, 1998 upon the initial issuance of 500,000 DIAMONDS (equivalent to ten "Creation Units" -- see Note 4) in exchange for a portfolio of securities assembled to reflect the intended portfolio composition of the Trust.

Under the Trust Agreement, the Sponsor and Trustee (each as defined below) are indemnified against certain liabilities arising from the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience the Trust expects the risk of material loss to be remote.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES
The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("US GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of significant accounting policies followed by the Trust.

SECURITY VALUATION
The value of the Trust's portfolio securities is based on the market price of the securities, which generally means a valuation obtained from an exchange or other market (or based on a price quotation or other equivalent indication of value supplied by an exchange or other market) or a valuation obtained from an independent pricing service. If a security's market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that State Street Bank and Trust Company, in its capacity as trustee for the Trust, (the "Trustee") believes will better reflect fair value in accordance with the Trust's valuation policies and procedures. The Trustee has delegated the process of valuing securities for which market quotations are not readily available or do not otherwise accurately reflect the fair value of the security to the Pricing and Investment Committee (the "Committee"). The Committee, subject to oversight by the Trustee, may use fair value pricing in a variety of circumstances, including but not limited to, situations when trading in a security has been suspended or halted. Accordingly, the Trust's net asset value may reflect certain portfolio securities' fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security.

Effective November 1, 2008, the Trust adopted Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157 ("FAS 157"), "Fair Value Measurements." This standard defines fair value, establishes a framework for measuring fair value in accordance with US GAAP and expands disclosure about

DIAMONDS TRUST, SERIES 1
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
APRIL 30, 2009 (UNAUDITED)

--------------------------------------------------------------------------------



fair value measurements. Various inputs are used in determining the value of the Trust's investments. These inputs are summarized in the three broad levels listed below.

- Level 1-- quoted prices in active markets for identical investments

- Level 2-- other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

- Level 3-- significant unobservable inputs (including the Trust's own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Trust's net assets are computed and that may materially affect the value of the Trust's investments). Examples of events that may be "significant events" are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Fair value pricing could result in a difference between the prices used to calculate a Trust's net asset value and the prices used by the Trust's benchmark index, which, in turn, could result in a difference between the Trust's performance and the performance of the Trust's benchmark index. The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

The following table summarizes the inputs used in valuing the Trust's investments, as of April 30, 2009:

                     LEVEL 2-         LEVEL 3-
   LEVEL 1-     OTHER SIGNIFICANT    SIGNIFICANT
    QUOTED          OBSERVABLE      UNOBSERVABLE
    PRICES            INPUTS           INPUTS           TOTAL
--------------  -----------------   ------------   --------------
$6,971,228,872         $--               $--       $6,971,228,872


In April 2009, FASB issued Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Trust's financial statement disclosures.

INVESTMENT RISK
The Trust invests in various investments which are exposed to risks, such as market risk. Due to the level of risk associated with certain investments it is at least reasonably possible that changes in the values of investment

DIAMONDS TRUST, SERIES 1
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
APRIL 30, 2009 (UNAUDITED)

--------------------------------------------------------------------------------


securities will occur in the near term and that such changes could materially affect the amounts reported in the financial statements.

An investment in the Trust involves risks similar to those of investing in any fund of equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. You should anticipate that the value of DIAMONDS will decline, more or less, in correlation with any decline in value of the DJIA. The values of equity securities could decline generally or could underperform other investments. Further, the Trust would not sell an equity security because the security's issuer was in financial trouble unless that security is removed from the DJIA.

INVESTMENT TRANSACTIONS
Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date.

DISTRIBUTIONS TO UNITHOLDERS
The Trust declares and distributes dividends from net investment income to its unitholders monthly. The Trust will distribute net realized capital gains, if any, at least annually.

EQUALIZATION
The Trust follows the accounting practice known as "Equalization" by which a portion of the proceeds from sales and costs of reacquiring the Trust's units, equivalent on a per unit basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per unit is unaffected by sales or reacquisitions of the Trust's units.

FEDERAL INCOME TAX
The Trust has qualified and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, the Trust will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of its net investment income and capital gains, if any, the Trust will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from those determined in accordance with US GAAP. These differences are primarily due to differing treatments for income equalization, in-kind transactions and losses deferred due to wash sales. Net investment income per unit calculations in the financial highlights for all years presented exclude these differences.

During the six months ended April 30, 2009, the Trust reclassified $364,210,983 of non-taxable security losses realized in the in-kind redemption of Creation Units (Note 4) as a decrease to paid in surplus in the Statement of Assets and Liabilities.

DIAMONDS TRUST, SERIES 1
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
APRIL 30, 2009 (UNAUDITED)

--------------------------------------------------------------------------------


At April 30, 2009, the Trust had the following capital loss carryforwards which may be used to offset any net realized gains, expiring October 31:

2010......................................  $  2,065,467
2011......................................    68,716,435
2012......................................   221,460,584
2014......................................        52,316
2016......................................   506,750,845


RECENT ACCOUNTING PRONOUNCEMENTS
In March, 2008, FASB issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("FAS 161"). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Trust's derivative and hedging activities. Management is currently evaluating the impact, if any, the adoption of FAS 161 will have on the Trust's financial statement disclosures.

NOTE 3 -- TRANSACTIONS WITH THE TRUSTEE AND SPONSOR
In accordance with the Trust Agreement, the Trustee maintains the Trust's accounting records, acts as custodian and transfer agent to the Trust, and provides certain administrative services. The Trustee is also responsible for determining the composition of the portfolio of securities which must be delivered and/or received in exchange for the issuance and/or redemption of Creation Units of the Trust, and for adjusting the composition of the Trust's portfolio from time to time to conform to changes in the composition and/or weighting structure of the DJIA. For these services, the Trustee received a fee at the following annual rates for the six months ended April 30, 2009:

                                        FEE AS A PERCENTAGE OF NET ASSET VALUE
NET ASSET VALUE OF THE TRUST            OF THE TRUST
----------------------------            --------------------------------------
$0 - $499,999,999                       10/100 of 1% per annum plus or minus
                                        the Adjustment Amount
$500,000,000 - $2,499,999,999           8/100 of 1% per annum plus or minus
                                        the Adjustment Amount
$2,500,000,000 - and above              6/100 of 1% per annum plus or minus
                                        the Adjustment Amount


The Adjustment Amount is the sum of (a) the excess or deficiency of transaction fees received by the Trustee, less the expenses incurred in processing orders for creation and redemption of DIAMONDS and (b) the amounts earned by the Trustee with respect to the cash held by the Trustee for the benefit of the Trust. During the six months ended April 30, 2009, the Adjustment Amount reduced the Trustee's fee by $362,237. The Adjustment Amount included an excess of net transaction fees from processing orders of $340,610 and a Trustee earning credit of $21,627. Prior to 2008, the Trustee earnings credits were presented separately on the Statements of Operation.

PDR Services LLC (the "Sponsor"), a wholly-owned subsidiary of NYSE Amex LLC ("NYSE Amex"), formerly the American Stock Exchange LLC, agreed to reimburse the Trust for, or assume, the ordinary operating expenses of the Trust which exceeded 18/100 of 1% per annum of the daily net asset value of the Trust. There were

DIAMONDS TRUST, SERIES 1
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
APRIL 30, 2009 (UNAUDITED)

--------------------------------------------------------------------------------



no such reimbursements by the Sponsor for the fiscal years ended October 31, 2006, October 31, 2007, October 31, 2008, and the six months ended April 30, 2009.

Dow Jones & Company, Inc. ("Dow Jones") and State Street Global Markets, LLC ("SSgM") have entered into a License Agreement. The License Agreement grants SSgM, an affiliate of the Trustee, a license to use the DJIA as a basis for determining the composition of the Portfolio and to use certain trade names and trademarks of Dow Jones in connection with the Portfolio. The Trustee on behalf of the Trust, the Sponsor and NYSE Amex have each received a sublicense from SSgM for the use of the DJIA and such trade names and trademarks in connection with their rights and duties with respect to the Trust. The License Agreement may be amended without the consent of any of the owners of beneficial interests of DIAMONDS, as shown on, and effected only through, records maintained by the Depository Trust Company ("DTC") and DTC's Participants, as defined in the prospectus ("Beneficial Owners"). Currently, the License Agreement is scheduled to terminate on December 31, 2017, but its term may be extended without the consent of any of the Beneficial Owners of DIAMONDS. The Trust pays an annual sublicense fee to Dow Jones of an amount equal to 0.05% on the first $1 billion of the then rolling average asset balance, and 0.04% on any excess rolling average asset balance over and above $1 billion. The minimum annual sublicense fee for the Trust is $1 million.

NOTE 4 -- TRUST TRANSACTIONS IN DIAMONDS
Transactions in DIAMONDS were as follows:

                                                     SIX MONTHS ENDED APRIL 30,
                                                               2009*
                                                  -------------------------------
                                                    DIAMONDS          AMOUNTS
                                                  ------------   ----------------
DIAMONDS sold...................................   130,700,000   $ 10,573,251,888
DIAMONDS issued upon dividend reinvestment......         9,575            766,788
DIAMONDS redeemed...............................  (143,000,000)   (11,486,054,914)
Net income equalization.........................            --          6,171,245
                                                  ------------   ----------------
Net decrease....................................   (12,290,425)  $   (905,864,993)
                                                  ============   ================




                                                    YEAR ENDED OCTOBER 31, 2008
                                                  -------------------------------
                                                    DIAMONDS          AMOUNTS
                                                  ------------   ----------------
DIAMONDS sold...................................   366,850,000   $ 43,007,862,019
DIAMONDS issued upon dividend reinvestment......        11,778          1,388,124
DIAMONDS redeemed...............................  (336,200,000)   (39,824,961,718)
Net income equalization.........................            --         (1,639,517)
                                                  ------------   ----------------
Net increase....................................    30,661,778   $  3,182,648,908
                                                  ============   ================



--------

   * Unaudited

DIAMONDS TRUST, SERIES 1
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
APRIL 30, 2009 (UNAUDITED)

--------------------------------------------------------------------------------


                                                    YEAR ENDED OCTOBER 31, 2007
                                                  -------------------------------
                                                    DIAMONDS          AMOUNTS
                                                  ------------   ----------------
DIAMONDS sold...................................   283,800,000   $ 37,094,855,531
DIAMONDS issued upon dividend reinvestment......         9,870          1,275,186
DIAMONDS redeemed...............................  (271,050,000)   (35,324,440,592)
Net income equalization.........................            --         13,594,558
                                                  ------------   ----------------
Net increase....................................    12,759,870   $  1,785,284,683
                                                  ============   ================




                                                    YEAR ENDED OCTOBER 31, 2006
                                                  -------------------------------
                                                    DIAMONDS          AMOUNTS
                                                  ------------   ----------------
DIAMONDS sold...................................   142,300,000   $ 15,848,129,501
DIAMONDS issued upon dividend reinvestment......        12,974          1,429,406
DIAMONDS redeemed...............................  (159,000,000)   (17,633,216,795)
Net income equalization.........................            --          1,800,594
                                                  ------------   ----------------
Net decrease....................................   (16,687,026)  $ (1,781,857,294)
                                                  ============   ================



With the exception of the Trust's dividend reinvestment plan, DIAMONDS are issued and redeemed by the Trust only in Creation Unit size aggregations of 50,000 DIAMONDS. Such transactions are only permitted on an in-kind basis, with a separate cash payment which is equivalent to the undistributed net investment income per DIAMOND (income equalization) and a balancing cash component to equate the transaction to the net asset value per unit of the Trust on the transaction date. A transaction fee of $1,000 is charged in connection with each creation or redemption of Creation Units through the DIAMONDS Clearing Process per Participating party per day, regardless of the number of Creation Units created or redeemed. For creations and redemptions outside the DIAMONDS Clearing Process, an additional amount not to exceed three (3) times the Transaction Fee applicable for one Creation Unit is charged per Creation Unit per day. Under the current schedule, therefore, the total fee charged in connection with creation or redemption outside of the DIAMONDS Clearing Process would be $1,000 (the Transaction Fee for the creation or redemption of one Creation Unit) plus an additional amount up to $3,000 (3 times $1,000), for a total not to exceed $4,000. Transaction fees are received by the Trustee and used to defray the expense of processing orders.

NOTE 5 -- INVESTMENT TRANSACTIONS
For the six months ended April 30, 2009, the Trust had net in-kind contributions, net in-kind redemptions, purchases and sales of investment securities of $5,498,309,753, $6,046,055,719, $1,039,576 and $0 respectively. At
April 30, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, the cost was $11,521,031,346, gross unrealized appreciation was $0 and gross unrealized depreciation was $4,549,802,474, resulting in net unrealized depreciation of $4,549,802,474.

DIAMONDS TRUST, SERIES 1
OTHER INFORMATION
APRIL 30, 2009 (UNAUDITED)

--------------------------------------------------------------------------------

                FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

                      BID/ASK PRICE (1) VS NET ASSET VALUE
                              AS OF APRIL 30, 2009

                                             BID/ASK PRICE               BID/ASK PRICE
                                               ABOVE NAV                   BELOW NAV
                                       -------------------------   -------------------------
                                        50-99   100-199     200     50-99   100-199     200
                                        BASIS    BASIS     BASIS    BASIS    BASIS     BASIS
                                       POINTS    POINTS   POINTS   POINTS    POINTS   POINTS
                                       ------   -------   ------   ------   -------   ------
2009.................................     0        0         0        1        0         0
2008.................................     3        2         2        2        0         0
2007.................................     1        0         0        0        0         0
2006.................................     0        0         0        0        0         0
2005.................................     0        0         0        0        0         0


         COMPARISON OF TOTAL RETURNS BASED ON NAV AND BID/ASK PRICE (1)

The table below is provided to compare the Trust's total pre-tax returns at NAV with the total pre-tax returns based on bid/ask price and the performance of the DJIA. Past performance is not necessarily an indication of how the Trust will perform in the future.

                             CUMULATIVE TOTAL RETURN

                                                          1 YEAR      5 YEAR      10 YEAR
                                                          ------      ------      -------
DIAMONDS Trust, Series 1
Return Based on NAV..................................     -34.18%     -10.25%      -7.19%
Return Based on Bid/Ask Price........................     -34.16%     -10.35%      -7.20%
DJIA.................................................     -34.19%      -9.60%      -5.94%


                           AVERAGE ANNUAL TOTAL RETURN

                                                           1 YEAR      5 YEAR      10 YEAR
                                                           ------      ------      -------
DIAMONDS Trust, Series 1
Return Based on NAV...................................     -34.18%      -2.14%      -0.74%
Return Based on Bid/Ask Price.........................     -34.16%      -2.16%      -0.74%
DJIA..................................................     -34.19%      -2.00%      -0.61%


--------

   (1) The Bid/Ask Price is calculated based on the best bid and best offer on the NYSE Arca, the Trust's primary listing exchange, at 4:00 p.m.

DIAMONDS TRUST, SERIES 1



--------------------------------------------------------------------------------

SPONSOR
PDR Services LLC
c/o NYSE Euronext
11 Wall Street
New York, NY 10005

TRUSTEE
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

DISTRIBUTOR
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110

LEGAL COUNSEL
Katten Muchin Rosenman LLP
575 Madison Avenue
New York, NY 10022

DIASAR